Loans and other financial assets at amortized cost, and loans and receivables_Details of other financial assests (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 8,193,226	₩ 7,486,649
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets	(77,139)	(67,941)
CMA accounts | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	199,000	185,999
Receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	5,653,997	4,864,738
Accrued income | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	1,012,240	1,002,964
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	949,118	986,834
Other receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 456,010	₩ 514,055